Other receivables and prepaid expenses (Schedule of Other Receivables and Prepaid Expenses) (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 ILS (₪)
Disclosure of financial assets [line items]
Advances to suppliers	₪ 8,002	$ 2,206	₪ 2,563
Prepaid expenses	381	105	363
Other income receivables	0	0	195
Others	1,781	491	1,835
Total Other receivables and prepaid expenses	₪ 10,164	$ 2,802	₪ 4,956